Accounts Payable (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accounts Payable [Abstract]
Trade payables credit terms, description	the smaller suppliers, the Group obtains credit terms ranging from 30 to 90 days.	the smaller suppliers, the Group obtains credit terms ranging from 30 to 90 days.